Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories [Text Block]
6. Inventories
Inventories consisted of the following components at December 31:

Millions of dollars	2022	2021
Finished goods	$3,027	$3,329
Work-in-process	227	178
Raw materials and supplies	1,550	1,394
Total inventories	$4,804	$4,901
At December 31, 2022 and 2021, approximately 77% and 80%, respectively, of our inventories were valued using the last in, first out (“LIFO”) method and the remaining inventories, consisting primarily of materials and supplies, were valued at the moving average cost method. At December 31, 2022 and 2021, our LIFO cost exceeded current replacement cost under the first-in first-out method.
The excess of our inventories at estimated net realizable value over LIFO cost was approximately $1,586 million and $2,503 million at December 31, 2022 and 2021, respectively. During 2020, we recognized an LCM inventory valuation charge of $16 million primarily related to the decline in pricing for our raw material and finished goods inventories.